Provisions (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions
Other provisions at beginning of period	kr 14,530	kr 6,391
Provisions for the year	1,027	8,112
Amounts claimed for the year	(204)
Reversal of unused amounts	(4,239)
Exchange differences	678	27
Other provisions at end of period	11,792	14,530
Social Security Costs on Share-Based Payment
Reconciliation of changes in other provisions
Other provisions at beginning of period	13,084	4,972
Provisions for the year	1,027	8,112
Amounts claimed for the year	(204)
Reversal of unused amounts	(2,666)
Exchange differences	551
Other provisions at end of period	11,792	13,084
Other Provision
Reconciliation of changes in other provisions
Other provisions at beginning of period	1,446	1,419
Reversal of unused amounts	(1,573)
Exchange differences	kr 127	27
Other provisions at end of period		kr 1,446